Quarterly Financial Data (Unaudited) - Summary of Quarterly Financial Data (Details) - USD ($)	3 Months Ended											12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 67,297,000	$ 46,556,000	$ 38,429,000	$ 52,148,000	[1]	$ 72,077,000	[2]	$ 81,494,000	[2]	$ 83,958,000	$ 102,111,000	$ 204,430,000	[3]	$ 339,640,000	[3],[4]	$ 386,547,000	[3],[4],[5]
Gross profit (loss)	416,000	(57,000)	(1,262,000)	(7,000)	[1]	11,591,000	[2]	14,912,000	[2]	20,485,000	36,414,000	(910,000)	[3]	83,402,000	[3],[4]	172,366,000	[3],[4],[5]
Income (loss) from operations	(5,105,000)	(8,813,000)	(8,088,000)	(48,860,000)	[1]	16,138,000	[2]	(16,316,000)	[2]	12,938,000	29,088,000	(70,866,000)	[3]	41,848,000	[3],[4]	144,052,000	[3],[4],[5]
Net income (loss)	$ (8,126,000)	$ (11,734,000)	$ (12,159,000)	$ (52,500,000)	[1]	$ 11,914,000	[2]	$ (19,863,000)	[2]	$ 9,954,000	$ 25,717,000	$ (84,519,000)	[3]	$ 27,722,000	[3],[4]	$ 133,941,000	[3],[4],[5]
Earnings (loss) per limited partner unit - basic (usd per unit)	$ (0.11)	$ (0.21)	$ (0.26)	$ (1.39)	[1]	$ 0.30	[2]	$ (0.49)	[2]	$ 0.31	$ 0.61	$ (1.64)	[3]	$ 0.73	[3],[4]	$ 3.09	[3],[4],[5]
Impairment of goodwill				$ 33,745,000								$ 33,745,000		$ 0		$ 0
Impairments and other expenses						$ 1,941,000		$ 23,718,000				34,025,000	[3]	25,659,000	[3],[4]	11,000	[3],[4],[5]
Other operating income						$ 12,310,000						$ 0	[3]	$ 12,310,000	[3],[4]	$ 0	[3],[4],[5]

[1]	The first quarter of 2016 includes a $33,745 impairment of goodwill. Refer to Note 14 for additional disclosure.
[2]	The third and fourth quarters of 2015 include impairments and other expenses of $23,718 and $1,941, respectively. Refer to Note 14 for additional disclosure. The fourth quarter of 2015 includes a gain of $12,310 on a contract settlement payment.
[3]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Whitehall LLC and Other Assets.
[4]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[5]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Augusta LLC.